DEFERRED CHARGES, NET	6 Months Ended
Jun. 30, 2013
DEFERRED CHARGES, NET
DEFERRED CHARGES, NET
8. DEFERRED CHARGES, NET

Financing Costs
Net Book Value at December 31, 2012	$573

Additions	250
Amortization	(276)

Net Book Value at June 30, 2013	$547

June 30, 2013
Current	$547

December 31, 2012
Current	$573

On March 28, 2013, the Company agreed with Portigon AG (“Portigon”) to certain amendments to the credit facility. Total fees of $250 were capitalized as a result of this amendment.